Financial assets, liabilities and financial results (telecom activities) - Loans from development organizations and multilateral lending institutions - Additional information (Details) - EUR (€)
€ in Millions
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	May 11, 2021	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Initial nominal value			€ 500
Loan redeemed at maturity	€ 602
Loans from development organizations and multilateral lending institutions [member] | Parent Company [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value		€ 350		€ 350
Loan redeemed at maturity	€ 190	€ 400